Stock-Based Compensation - Schedule of Valuation of Performance-Based Equity Bonus Awards (Details) - Performance Shares [Member]	Mar. 13, 2024 $ / shares
Tranche 1 [Member]
Schedule of Valuation of Performance-Based Equity Bonus Awards [Line Items]
Tranche per unit fair value	$ 5.96
Stock price on valuation date	$ 6.97
Derived service period	4 months 6 days
Tranche 2 [Member]
Schedule of Valuation of Performance-Based Equity Bonus Awards [Line Items]
Tranche per unit fair value	$ 4.53
Stock price on valuation date	$ 6.97
Derived service period	1 year 2 months 8 days
Tranche 3 [Member]
Schedule of Valuation of Performance-Based Equity Bonus Awards [Line Items]
Tranche per unit fair value	$ 3.82
Stock price on valuation date	$ 6.97
Derived service period	1 year 5 months 19 days